Subsequent Events (Details) - Subsequent Events [Member] $ / shares in Millions, $ in Millions	Apr. 04, 2024 USD ($) $ / shares
Subsequent Events [Line Items]
Cash dividend	$ 12.5
Shareholder per share (in Dollars per share) | $ / shares	$ 10
Equal installments	$ 2.5